Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties
Schedule of income and operating expenses on transactions between related parties

	2017	2016	2015
	£m	£m	£m
Income
Interest receivable	363	491	646
Interest payable	(396)	(427)	(531)
Fees and commissions receivable	11	24	76
Fees and commissions payable	(2)	(1)	(62)
Other administrative expenses	(2,358)	(2,288)	(2,222)

	(2,382)	(2,201)	(2,093)

Discontinued operations
Net expenses	(29)	(8)	(19)
Other administrative expenses	—	(81)	(27)

	(29)	(89)	(46)